FINANCIAL RISK MANAGEMENT - Foreign currency risk, impact of fluctuation in US dollar and EURO exchange rates in profit before tax (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽) ₽ / $	Dec. 31, 2022 ₽ / $	Dec. 31, 2022 ₽ / €	Dec. 31, 2021 ₽ / €
Foreign currency risk
Percentage of cash and cash equivalents denominated in USD	33.00%
Percentage of cash and cash equivalents denominated in EURO	1.00%
Currency risk
Foreign currency risk
Foreign exchange rate		74.2926	70.3375	75.6553	84.0695
Currency risk | Trade and other payables
Foreign currency risk
Change in US dollar, EURO exchange rates, increase	100.00%	100.00%
Change in US dollar, EURO exchange rates, decrease	(100.00%)	(100.00%)
Effect on profit before tax, increase in foreign exchange rate	₽ (90)	₽ (230)
Effect on profit before tax, decrease in foreign exchange rate	₽ 90	₽ 230
Currency risk | Cash and cash equivalents
Foreign currency risk
Change in US dollar, EURO exchange rates, increase	100.00%	100.00%
Change in US dollar, EURO exchange rates, decrease	(100.00%)	(100.00%)
Effect on profit before tax, increase in foreign exchange rate	₽ 1,389	₽ 1,600
Effect on profit before tax, decrease in foreign exchange rate	₽ (1,389)	₽ (1,600)
Currency risk | Trade and other receivables
Foreign currency risk
Change in US dollar, EURO exchange rates, increase		100.00%
Change in US dollar, EURO exchange rates, decrease		(100.00%)
Effect on profit before tax, increase in foreign exchange rate		₽ 172
Effect on profit before tax, decrease in foreign exchange rate		₽ (172)